Related party transactions	9 Months Ended
Sep. 30, 2020
Related party transactions
Related party transactions

12. Related party transactions

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003 - Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999 - Current
Andreas Schmid Logistik AG, Gersthofen	Supplier	05/01/2017 - Current
Suzhou Meimai Fast Manufacturing Technology Co., Ltd, Suzhou	Minority shareholder of voxeljet China, Customer	04/11/2016 - Current
DSCS Digital Supply Chain Solutions GmbH, Gersthofen	Customer	05/11/2017 - Current
Michele Neuber	Employee	07/01/2019 - Current

Transactions with Franz Industriebeteiligungen AG comprise the rental of office space in Augsburg, Germany. Rental expenses amounted to kEUR 2, in each, the nine months ended September 30, 2020 as well as the nine months ended September 30, 2019.

Furthermore,  voxeljet acquired goods amounting to kEUR 0 and kEUR 0 in the nine months ended September 30, 2020 and 2019, respectively from ‘Schlosserei und Metallbau Ederer’, which is owned by the brother of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet.

In addition, voxeljet received logistics services amounting to kEUR  25 and kEUR 43 in the nine months ended September 30, 2020 and 2019, respectively from ‘Andreas Schmid Logistik’, where the member of our supervisory board Dr. Stefan Söhn serves as the Chief Financial Officer.

Moreover, voxeljet received orders amounting to kEUR 19 and kEUR 136 in the nine months ended September 30, 2020 and 2019, respectively from ‘Suzhou Meimai Fast Manufacturing Technology Co., Ltd., which is our minority shareholder for voxeljet China.

Further, voxeljet received orders amounting to kEUR 0 and kEUR 11 in the in the nine months ended September 30, 2020 and 2019, respectively from ‘DSCS Digital Supply Chain Solutions GmbH’, which is an associated company where we own 33.3%.

In addition, voxeljet employed Michele Neuber as an intern, the son of Volker Neuber, who is member of our supervisory board since July 2020. He received a salary of kEUR 1 and kEUR 1 in the nine months ended September 30, 2020 and 2019, respectively.

All related party transactions, voxeljet entered into, were made on an arm’s length basis.